Schedule of consideration and goodwill by acquisition (Details) - USD ($)	Jun. 30, 2026	Feb. 12, 2026
IfrsStatementLineItems [Line Items]
Ordinary shares issued as consideration		$ 180,430,575
Shares subscribed for in cash by VIS shareholders and employees, attributed for financial reporting purposes only (Note 35)		44,571,073
Cash		14,134,800
Balance of cash consideration under the share sale agreement		259,104
Deferred consideration		10,255,102
Total consideration transferred		249,650,654
Identifiable net assets acquired		(12,153,595)
Non-controlling interests		127,514
Goodwill		237,624,573
VIS Group [Member]
IfrsStatementLineItems [Line Items]
Ordinary shares issued as consideration
Shares subscribed for in cash by VIS shareholders and employees, attributed for financial reporting purposes only (Note 35)		44,571,073
Cash		12,000,000
Balance of cash consideration under the share sale agreement
Deferred consideration		10,255,102
Total consideration transferred		66,826,175
Identifiable net assets acquired		(12,770,857)
Non-controlling interests		52,042
Goodwill		54,107,360
Vega Group [member]
IfrsStatementLineItems [Line Items]
Ordinary shares issued as consideration	$ 82,426,099	82,426,099
Shares subscribed for in cash by VIS shareholders and employees, attributed for financial reporting purposes only (Note 35)
Cash	2,134,800	2,134,800
Balance of cash consideration under the share sale agreement		259,104
Deferred consideration
Total consideration transferred	$ 84,820,003	84,820,003
Identifiable net assets acquired		684,477
Non-controlling interests		75,472
Goodwill		85,579,952
Connect Simple [member]
IfrsStatementLineItems [Line Items]
Ordinary shares issued as consideration		98,004,476
Shares subscribed for in cash by VIS shareholders and employees, attributed for financial reporting purposes only (Note 35)
Cash
Balance of cash consideration under the share sale agreement
Deferred consideration
Total consideration transferred		98,004,476
Identifiable net assets acquired		(67,215)
Non-controlling interests
Goodwill		$ 97,937,261